Condensed financial information of the parent company - Balance Sheets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Current assets
Cash	$ 59,251,904	$ 481,906	$ 118,688	$ 4,853,227
Total current assets	155,305,536	37,022,171
Non-current assets
Total Assets	165,686,901	38,191,746
Current liabilities
Due to related parties	57,632	1,714,811
Other current liabilities	161,716	700,914
Total Liabilities	4,894,483	9,036,589
Commitment and contingencies
Shareholders' equity
Common stock, $0.001 par value, 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021; and 200,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020	557,781	20,518
Additional paid-in capital	147,088,227	20,335,228
Retained earnings	9,127,377	6,770,426
Total Equity	160,792,418	29,155,157	$ 22,337,551	$ 19,213,642
Total Liabilities and Equity	165,686,901	38,191,746
FAMI
Current assets
Total current assets	135,233,004	11,840,133
Non-current assets
Total Assets	135,233,004	11,840,133
Current liabilities
Total Liabilities	1,724,060	3,584,271
Shareholders' equity
Total Equity	133,508,944	8,255,862
Reportable legal entity | FAMI
Current assets
Cash	522,915	2,122
Other receivables	125,081
Total current assets	647,996	2,122
Non-current assets
Investment in subsidiaries	160,199,022	30,217,865
Total Assets	160,847,018	30,219,987
Current liabilities
Due to related parties	54,600	1,894,811
Other current liabilities		40,000
Total Liabilities	54,600	1,934,811
Commitment and contingencies
Shareholders' equity
Common stock, $0.001 par value, 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021; and 200,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020	557,781	20,518
Additional paid-in capital	147,088,227	20,335,228
Retained earnings	13,146,410	7,929,430
Total Equity	160,792,418	28,285,176
Total Liabilities and Equity	$ 160,847,018	$ 30,219,987